                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08471

Morgan Stanley Aggressive Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2003

Date of reporting period: July 31, 2003

Item 1 Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY AGGRESSIVE EQUITY FUND PERFORMED DURING THE ANNUAL PERIOD. THE PORTFOLIO MANAGEMENT TEAM WILL PROVIDE AN OVERVIEW OF THE MARKET CLIMATE, AND DISCUSS SOME OF THE FACTORS THAT HELPED OR HINDERED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS, AS WELL AS OTHER INFORMATION.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the year ended July 31, 2003

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED JULY 31, 2003

                                                            LIPPER
                                               S&P       MULTI-CAP
                                               500    GROWTH FUNDS
 CLASS A    CLASS B   CLASS C   CLASS D   INDEX(1)        INDEX(2)
   2.66%      1.78%     1.78%     2.90%     10.65%          15.61%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NO REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Throughout the fiscal year ended July 31, 2003, economic conditions in the United States and around the world remained weak, with GDP growth averaging about 2 percent. During the first half of the fiscal year investor confidence wavered due to concerns about corporate governance and the perceived lack of balance-sheet integrity. During the second half, investor sentiment was initially dampened by geopolitical tensions leading up to the war in Iraq. Beginning in March, the market rallied sharply as investors began to discount a rebound in the global economy due to accommodative fiscal and monetary policy. Credit spreads tightened meaningfully.

As a result, the markets ended the first half of calendar year 2003 with gains, the first time this has occurred since 1999. The best performing groups included cyclical sectors such as technology and consumer cyclicals and beneficiaries of looser financial conditions such as the electric power companies.

PERFORMANCE ANALYSIS

The Fund's underperformance is largely due to its generally conservative construction. The Fund was held back by its continued focus on high quality companies that were outpaced by more speculative companies during the period. The Fund did benefit from its exposure to healthcare, particularly medical devices and biotechnology, which are enjoying strong new product cycles. The Fund also benefited from its exposure to wireless telecommunications providers, as the leaders enjoyed gains in market share and margin improvement.

   TOP 10 HOLDINGS

   Citigroup Inc.                               3.1%
   Bank of America Corp.                        2.3%
   Cisco Systems Inc.                           2.2%
   Pfizer, Inc.                                 2.2%
   Wal-Mart Stores Inc.                         2.2%
   Intel Corp.                                  2.0%
   Newmont Mining Corp.                         2.0%
   Yahoo Inc.                                   1.8%
   Genetech Inc.                                1.6%
   Aetna Inc.                                   1.5%

   TOP FIVE INDUSTRIES

   Biotechnology                                6.5%
   Financial Conglomerates                      6.2%
   Semiconductors                               6.0%
   Packaged Software                            4.2%
   Managed Health Care                          3.9%

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

- THE INVESTMENT MANAGER UTILIZES A SECTOR ROTATION PROCESS THAT EMPHASIZES INDUSTRY SELECTION OVER INDIVIDUAL COMPANY SELECTION. THE INVESTMENT MANAGER INVESTS IN THOSE INDUSTRIES THAT IT BELIEVES WILL HAVE THE STRONGEST RELATIVE EARNINGS GROWTH POTENTIAL GIVEN THE PROJECTED ECONOMIC OUTLOOK.

- AFTER SELECTING TARGET INDUSTRIES, THE INVESTMENT MANAGER SELECTS SPECIFIC COMPANIES WITHIN THOSE INDUSTRIES WHOSE PROSPECTS ARE DEEMED ATTRACTIVE AFTER ASSESSING COMPANY FUNDAMENTALS AND VALUATION SCREENS.

- THE FUND MAY INVEST IN SMALL AND MEDIUM-SIZED COMPANIES IN ADDITION TO LARGER MORE ESTABLISHED COMPANIES.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS TO INVESTORS WITH THE SAME LAST NAME AND WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME, UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 AM TO 8:00 PM, ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

($ IN THOUSANDS)

                   CLASS A       CLASS B        CLASS C      CLASS D      S&P 500(1)  LIPPER(2)
24-Feb-99         $   9,475     $  10,000     $  10,000     $  10,000    $  10,000   $  10,000
30-Apr-99         $  10,138     $  10,680     $  10,680     $  10,700    $  10,677   $  10,620
31-Jul-99         $  10,299     $  10,840     $  10,840     $  10,890    $  10,661   $  10,892
31-Oct-99         $  11,162     $  11,720     $  11,720     $  11,800    $  10,970   $  11,477
31-Jan-00         $  14,137     $  14,820     $  14,820     $  14,960    $  11,256   $  14,125
30-Apr-00         $  14,241     $  14,900     $  14,900     $  15,080    $  11,759   $  14,950
31-Jul-00         $  14,440     $  15,080     $  15,080     $  15,300    $  11,617   $  14,844
31-Oct-00         $  14,989     $  15,620     $  15,620     $  15,880    $  11,637   $  14,554
31-Jan-01         $  13,160     $  13,687     $  13,687     $  13,950    $  11,154   $  12,804
30-Apr-01         $  11,288     $  11,719     $  11,719     $  11,963    $  10,233   $  10,949
31-Jul-01         $  10,352     $  10,718     $  10,718     $  10,976    $   9,952   $  10,119
31-Oct-01         $   9,265     $   9,580     $   9,580     $   9,841    $   8,739   $   8,435
31-Jan-02         $   9,806     $  10,118     $  10,118     $  10,412    $   9,354   $   9,127
30-Apr-02         $   9,666     $   9,958     $   9,970     $  10,275    $   8,942   $   8,520
31-Jul-02         $   8,111     $   8,348     $   8,360     $   8,635    $   7,602   $   6,797
31-Oct-02         $   7,927     $   8,143     $   8,143     $   8,441    $   7,420   $   6,697
31-Jan-03         $   7,484     $   7,663     $   7,674     $   7,974    $   7,202   $   6,482
30-Apr-03         $   7,722     $   7,891     $   7,903     $   8,225    $   7,753   $   7,018
31-Jul-03         $   8,327@    $   8,348@    $   8,508@    $   8,886@   $   8,411   $   7,858

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JULY 31, 2003

                     CLASS A SHARES*      CLASS B SHARES**        CLASS C SHARES+     CLASS D SHARES++
                           02/24/99             02/24/99                02/24/99            02/24/99
   SYMBOL                     AEQAX                AEQBX                   AEQCX               AEQDX
   1 YEAR                     2.66%(3)             1.78%(3)                1.78%(3)              2.90%(3)
                             (2.73)(4)            (3.22)(4)                0.78(4)
   SINCE INCEPTION           (2.87)(3)            (3.61)(3)               (3.58)(3)             (2.63)(3)
                             (4.05)(4)            (3.99)(4)               (3.58)(4)

----------
Notes on Performance

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

@    CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON JULY 31, 2003.

MORGAN STANLEY AGGRESSIVE EQUITY FUND
PORTFOLIO OF INVESTMENTS - JULY 31, 2003

NUMBER OF
  SHARES                                                  VALUE
------------------------------------------------------------------
           COMMON STOCKS (96.3%)
           ADVERTISING/MARKETING
           SERVICES (0.2%)
 22,600    Getty Images, Inc.*                        $    861,738
                                                      ------------
           AIR FREIGHT/COURIERS (0.7%)
 51,000    FedEx Corp.                                   3,283,890
                                                      ------------
           AIRLINES (0.6%)
 53,800    JetBlue Airways Corp.*                        2,451,128
                                                      ------------
           APPAREL/FOOTWEAR (0.3%)
 24,900    Coach, Inc.*                                  1,319,700
                                                      ------------
           APPAREL/FOOTWEAR
           RETAIL (1.6%)
 28,000    Abercrombie & Fitch Co.
            (Class A)*                                     898,520
 89,400    Chico's FAS, Inc.*                            2,427,210
126,700    Hot Topic, Inc.*                              3,661,630
                                                      ------------
                                                         6,987,360
                                                      ------------
           AUTO PARTS: O.E.M. (1.1%)
 30,100    Eaton Corp.                                   2,533,517
 23,200    Johnson Controls, Inc.                        2,241,352
                                                      ------------
                                                         4,774,869
                                                      ------------
           BEVERAGES: ALCOHOLIC (0.5%)
 40,350    Anheuser-Busch
            Companies, Inc.                              2,090,937
                                                      ------------
           BIOTECHNOLOGY (6.5%)
 56,100    Amgen Inc.*                                   3,903,438
 42,200    Amylin Pharmaceuticals, Inc.*                 1,011,534
 60,100    CV Therapeutics, Inc.*                        2,144,969
 90,600    Genentech, Inc.*                              7,315,950
 26,100    Genzyme Corp.*                                1,316,484
 83,900    Gilead Sciences, Inc.*                        5,751,345
 63,300    ICOS Corp.*                                   2,761,146
 42,700    Neurocrine Biosciences, Inc.*                 2,292,136
100,400    NPS Pharmaceuticals, Inc.*                    2,563,212
                                                      ------------
                                                        29,060,214
                                                      ------------
           BROADCASTING (0.5%)
 74,200    Univision Communications Inc.
            (Class A)*                                   2,315,040
                                                      ------------
           CABLE/SATELLITE TV (0.8%)
115,800    Comcast Corp. (Class A)*                   $  3,511,056
                                                      ------------
           CASINO/GAMING (1.2%)
 48,200    GTECH Holdings Corp.                          1,859,074
 69,200    International Game
            Technology                                   1,761,140
 53,200    MGM Mirage*                                   1,824,760
                                                      ------------
                                                         5,444,974
                                                      ------------
           CHEMICALS: SPECIALTY (1.1%)
 34,100    Air Products & Chemicals,
            Inc.                                         1,584,968
 49,600    Praxair, Inc.                                 3,207,136
                                                      ------------
                                                         4,792,104
                                                      ------------
           COMPUTER
           COMMUNICATIONS (2.6%)
516,600    Cisco Systems, Inc.*                         10,084,032
 63,000    Juniper Networks, Inc.*                         909,090
 37,200    NetScreen Technologies, Inc.*                   804,636
                                                      ------------
                                                        11,797,758
                                                      ------------
           COMPUTER PERIPHERALS (3.0%)
133,900    ATI Technologies Inc.
            (Canada)*                                    1,663,038
259,600    Maxtor Corp.*                                 2,596,000
 97,900    Network Appliance, Inc.*                      1,564,442
220,800    Seagate Technology
            (Cayman Islands)                             4,813,440
 36,700    Zebra Technologies Corp.
            (Class A)*                                   2,847,186
                                                      ------------
                                                        13,484,106
                                                      ------------
           COMPUTER PROCESSING
           HARDWARE (2.2%)
154,800    Dell Inc.*                                    5,213,664
211,900    Hewlett-Packard Co.                           4,485,923
                                                      ------------
                                                         9,699,587
                                                      ------------
           CONTRACT DRILLING (0.8%)
 35,900    ENSCO International Inc.                        900,013
105,700    Pride International, Inc.*                    1,741,936
 40,100    Rowan Companies, Inc.*                          880,195
                                                      ------------
                                                         3,522,144
                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                  VALUE
------------------------------------------------------------------
           DEPARTMENT STORES (0.8%)
 40,200    Federated Department
            Stores, Inc.                              $  1,608,402
 52,700    Neiman Marcus Group,
            Inc. (The) (Class A)*                        2,071,110
                                                      ------------
                                                         3,679,512
                                                      ------------
           DISCOUNT STORES (2.2%)
174,500    Wal-Mart Stores, Inc.**                       9,756,295
                                                      ------------
           ELECTRONIC COMPONENTS (0.2%)
 23,800    OmniVision Technologies, Inc.*                  966,042
                                                      ------------
           ELECTRONIC EQUIPMENT/
           INSTRUMENTS (0.8%)
131,900    Rockwell Automation, Inc.                     3,408,296
                                                      ------------
           ELECTRONIC PRODUCTION
           EQUIPMENT (0.4%)
 86,400    Applied Materials, Inc.*                      1,684,800
                                                      ------------
           ELECTRONICS/APPLIANCE
           STORES (0.4%)
 44,000    Best Buy Co., Inc.*                           1,920,600
                                                      ------------
           FINANCE/RENTAL/LEASING (1.2%)
131,600    MBNA Corp.                                    2,933,364
 61,500    SLM Corp.                                     2,549,790
                                                      ------------
                                                         5,483,154
                                                      ------------
           FINANCIAL CONGLOMERATES (6.2%)
 91,100    American Express Co.                          4,023,887
312,700    Citigroup Inc.                               14,008,960
119,300    J.P. Morgan Chase & Co.                       4,181,465
 49,200    State Street Corp.                            2,258,280
 36,600    UBS AG (ADR)
            (Registered Shares)
            (Switzerland)                                2,133,780
 24,100    UBS AG (Registered Shares)
            (Switzerland)                                1,412,995
                                                      ------------
                                                        28,019,367
                                                      ------------
           FOOD: MEAT/FISH/DAIRY (0.4%)
 56,650    Dean Foods Co.*                               1,695,535
                                                      ------------
           HOME IMPROVEMENT
           CHAINS (0.6%)
 52,800    Lowe's Companies, Inc.                        2,511,168
                                                      ------------
           HOTELS/RESORTS/
           CRUISELINES (1.0%)
109,400    Hilton Hotels Corp.                        $  1,597,240
 54,600    Royal Caribbean Cruises Ltd.
            (Liberia)                                    1,597,050
 46,100    Starwood Hotels & Resorts
            Worldwide, Inc.                              1,502,860
                                                      ------------
                                                         4,697,150
                                                      ------------
           HOUSEHOLD/PERSONAL
           CARE (1.8%)
 59,900    Avon Products, Inc.                           3,737,161
 50,800    Procter & Gamble Co. (The)                    4,463,796
                                                      ------------
                                                         8,200,957
                                                      ------------
           INDUSTRIAL CONGLOMERATES (0.9%)
 42,300    Ingersoll-Rand Co., Ltd.
            (Bermuda)                                    2,294,352
 25,800    United Technologies Corp.                     1,940,934
                                                      ------------
                                                         4,235,286
                                                      ------------
           INDUSTRIAL SPECIALTIES (0.9%)
 73,500    Ecolab Inc.                                   1,816,185
 63,000    Nitto Denko Corp. (Japan)                     2,292,143
                                                      ------------
                                                         4,108,328
                                                      ------------
           INFORMATION TECHNOLOGY
           SERVICES (1.2%)
120,700    Accenture Ltd. (Class A)
            (Bermuda)*                                   2,343,994
101,900    Citrix Systems, Inc.*                         1,849,485
 40,600    Cognizant Technology
            Solutions Corp.*                             1,249,668
                                                      ------------
                                                         5,443,147
                                                      ------------
           INTEGRATED OIL (0.3%)
 28,600    Murphy Oil Corp.                              1,412,268
                                                      ------------
           INTERNET RETAIL (1.9%)
 44,500    Amazon.com, Inc.*                             1,856,540
167,000    InterActiveCorp*                              6,758,490
                                                      ------------
                                                         8,615,030
                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                  VALUE
------------------------------------------------------------------
           INTERNET SOFTWARE/
           SERVICES (2.0%)
 24,300    MicroStrategy Inc.
            (Class A)*                                $  1,059,966
254,100    Yahoo! Inc.*                                  7,910,133
                                                      ------------
                                                         8,970,099
                                                      ------------
           INVESTMENT BANKS/
           BROKERS (3.8%)
 17,800    Chicago Mercantile Exchange
            (The)                                        1,310,970
 43,400    Goldman Sachs Group, Inc.
            (The)                                        3,781,876
 37,700    Jefferies Group, Inc.                         2,238,249
 43,700    Legg Mason, Inc.                              3,059,000
 34,200    Lehman Brothers Holdings, Inc.                2,163,834
 82,700    Merrill Lynch & Co., Inc.                     4,496,399
                                                      ------------
                                                        17,050,328
                                                      ------------
           INVESTMENT MANAGERS (0.4%)
 40,600    Franklin Resources, Inc.                      1,764,070
                                                      ------------
           MAJOR BANKS (2.3%)
122,700    Bank of America Corp.                        10,131,339
                                                      ------------
           MANAGED HEALTH CARE (3.9%)
112,600    Aetna Inc.                                    6,938,412
 46,500    Anthem, Inc.*                                 3,511,215
113,600    UnitedHealth Group Inc.                       5,917,424
 12,800    WellPoint Health Networks,
            Inc.*                                        1,070,720
                                                      ------------
                                                        17,437,771
                                                      ------------
           MEDIA CONGLOMERATES (1.4%)
110,400    AOL Time Warner Inc.*                         1,703,472
 81,400    News Corporation Ltd.
            (The) (ADR) (Australia)                      2,475,374
 50,900    Viacom, Inc. (Class B)
            (Non-Voting)*                                2,215,168
                                                      ------------
                                                         6,394,014
                                                      ------------
           MEDICAL SPECIALTIES (3.7%)
 31,000    Boston Scientific Corp.*                      1,960,130
108,300    Guidant Corp.                                 5,113,926
 76,400    Medtronic, Inc.                               3,934,600
 50,600    St. Jude Medical, Inc.*                       2,714,690
 44,500    Varian Medical Systems, Inc.*              $  2,730,520
                                                      ------------
                                                        16,453,866
                                                      ------------
           METAL FABRICATIONS (0.5%)
 93,600    Chicago Bridge & Iron
            Company N.V. (ADR)
            (Netherlands)                                2,308,176
                                                      ------------
           MISCELLANEOUS COMMERCIAL
           SERVICES (0.3%)
 25,500    Fair Isaac Corp.                              1,378,020
                                                      ------------
           MOVIES/ENTERTAINMENT (0.2%)
 26,100    Fox Entertainment Group,
            Inc. (Class A)*                                790,047
                                                      ------------
           OIL & GAS PRODUCTION (1.4%)
 35,410    Apache Corp.                                  2,194,004
 31,200    Burlington Resources Inc.                     1,440,504
 18,900    Devon Energy Corp.                              895,293
 42,500    Pogo Producing Co.                            1,797,750
                                                      ------------
                                                         6,327,551
                                                      ------------
           OILFIELD SERVICES/
           EQUIPMENT (0.8%)
 27,000    BJ Services Co.*                                924,750
 17,700    Cooper Cameron Corp.*                           846,237
 21,400    Schlumberger Ltd.                               964,498
 29,900    Smith International, Inc.*                    1,071,616
                                                      ------------
                                                         3,807,101
                                                      ------------
           OTHER CONSUMER
           SERVICES (2.6%)
 52,750    Apollo Group, Inc. (Class A)*                 3,416,090
 12,100    Career Education Corp.*                       1,009,140
 32,200    Corinthian Colleges, Inc.*                    1,758,442
 40,200    eBay Inc.*                                    4,309,440
 29,800    ITT Educational Services, Inc.*               1,169,054
                                                      ------------
                                                        11,662,166
                                                      ------------
           OTHER METALS/MINERALS (0.7%)
 37,700    Inco Ltd. (Canada)*                             878,787
 28,700    Phelps Dodge Corp.*                           1,210,853
 54,301    Rio Tinto PLC (ADR)
            (United Kingdom)                             1,127,427
                                                      ------------
                                                         3,217,067
                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                  VALUE
------------------------------------------------------------------
           PACKAGED SOFTWARE (4.2%)
 40,400    Cognos, Inc. (ADR) (Canada)*               $  1,093,224
101,200    Computer Associates
            International, Inc.                          2,575,540
 85,500    Mercury Interactive Corp.*                    3,365,280
 90,900    Microsoft Corp.                               2,399,760
210,200    Oracle Corp.*                                 2,522,400
  3,750    SAP AG (Germany)                                442,136
 92,000    Sybase, Inc.*                                 1,444,400
 43,000    Symantec Corp.*                               2,011,110
100,500    VERITAS Software Corp.*                       3,095,400
                                                      ------------
                                                        18,949,250
                                                      ------------
           PERSONNEL SERVICES (0.7%)
 35,900    Manpower, Inc.                                1,367,790
 62,800    Monster Worldwide Inc.*                       1,667,340
                                                      ------------
                                                         3,035,130
                                                      ------------
           PHARMACEUTICALS: GENERIC
           DRUGS (0.2%)
 22,500    Watson Pharmaceuticals, Inc.*                   898,650
                                                      ------------
           PHARMACEUTICALS: MAJOR (3.6%)
 57,900    Lilly (Eli) & Co.                             3,812,136
297,200    Pfizer Inc.                                   9,914,592
 51,000    Wyeth                                         2,324,580
                                                      ------------
                                                        16,051,308
                                                      ------------
           PHARMACEUTICALS: OTHER (1.5%)
 88,300    Dr. Reddy's Laboratories Ltd.
            (ADR) (India)                                2,211,032
 77,400    Teva Pharmaceutical Industries
            Ltd. (ADR) (Israel)                          4,438,116
                                                      ------------
                                                         6,649,148
                                                      ------------
           PRECIOUS METALS (3.0%)
102,900    Freeport-McMoRan
            Copper & Gold, Inc.
            (Class B)                                    2,756,691
139,000    Glamis Gold Ltd. (ADR)
            (Canada)*                                    1,751,400
249,200    Newmont Mining Corp.                          8,996,120
                                                      ------------
                                                        13,504,211
                                                      ------------
           PROPERTY - CASUALTY
           INSURERS (0.7%)
 27,800    Everest Re Group, Ltd. (ADR)
            (Bermuda)                                 $  2,100,846
 11,400    XL Capital Ltd. (Class A)
            (ADR) (Bermuda)                                906,300
                                                      ------------
                                                         3,007,146
                                                      ------------
           RESTAURANTS (0.6%)
  8,700    Applebee's International, Inc.                  277,530
 88,000    Starbucks Corp.*                              2,405,040
                                                      ------------
                                                         2,682,570
                                                      ------------
           SEMICONDUCTORS (6.0%)
 29,700    Analog Devices, Inc.*                         1,127,115
101,000    GlobespanVirata, Inc.*                          696,900
140,800    Integrated Circuit Systems,
            Inc.*                                        4,231,040
367,000    Intel Corp.                                   9,156,650
 72,500    Intersil Corp. (Class A)*                     1,787,850
 51,600    Linear Technology Corp.                       1,903,008
 86,000    Marvell Technology Group
            Ltd. (Bermuda)*                              3,023,760
 30,600    Maxim Integrated Products,
            Inc.                                         1,195,848
 13,000    NEC Electronics Corp.
            (Japan)                                        618,432
265,600    RF Micro Devices, Inc.*                       1,952,160
 39,300    Silicon Laboratories Inc.*                    1,442,703
                                                      ------------
                                                        27,135,466
                                                      ------------
           SPECIALTY STORES (1.2%)
102,150    Staples, Inc.*                                2,057,301
102,100    Tiffany & Co.                                 3,508,156
                                                      ------------
                                                         5,565,457
                                                      ------------
           TELECOMMUNICATION
           EQUIPMENT (1.2%)
 18,700    ADTRAN, Inc.*                                   913,308
 81,601    Alcatel S.A. (France)                           817,483
 87,000    UTStarcom, Inc.*                              3,703,590
                                                      ------------
                                                         5,434,381
                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                 VALUE
------------------------------------------------------------------
           TOBACCO (1.0%)
 79,600    Altria Group, Inc.                         $  3,184,796
 43,900    Loews Corp. - Carolina Group                  1,101,012
                                                      ------------
                                                         4,285,808
                                                      ------------
           TRUCKING (0.2%)
 14,300    Landstar System, Inc.*                          917,488
                                                      ------------
           TRUCKS/CONSTRUCTION/
           FARM MACHINERY (1.4%)
 18,600    Deere & Co.                                     944,508
134,800    Joy Global Inc.*                              2,128,492
 43,300    PACCAR, Inc.                                  3,342,760
                                                      ------------
                                                         6,415,760
                                                      ------------
           WHOLESALE DISTRIBUTORS (0.2%)
 26,900    United Stationers, Inc.*                      1,030,808
                                                      ------------
           WIRELESS
           TELECOMMUNICATIONS (1.7%)
267,800    AT&T Wireless Services Inc.*                  2,284,334
 80,100    Nextel Communications,
            Inc. (Class A)*                              1,462,626
214,700    Vodafone Group PLC (ADR)
            (United Kingdom)                             4,075,006
                                                      ------------
                                                         7,821,966
                                                      ------------
           Total Common Stocks
            (COST $391,793,391)                        432,309,702
                                                      ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                VALUE
------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (1.7%)
           REPURCHASE AGREEMENT
$ 7,823    Joint repurchase agreement
            account 1.11% due 08/01/03
            (dated 07/31/03; proceeds
            $7,823,241) (a)
            (COST $7,823,000)                        $   7,823,000
                                                     -------------

TOTAL INVESTMENTS
 (COST $399,616,391) (b)(c)               98.0%      $ 440,132,702
OTHER ASSETS IN EXCESS OF
 LIABILITIES                               2.0           8,981,394
                                         -----       -------------
NET ASSETS                               100.0%      $ 449,114,096
                                         =====       =============

----------
   ADR AMERICAN DEPOSITORY RECEIPT.
   *   NON-INCOME PRODUCING SECURITY.
   ** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $17,341,506 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $402,977,875. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $41,685,614 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $4,530,787, RESULTING IN NET UNREALIZED APPRECIATION OF $37,154,827.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT JULY 31, 2003:

NUMBER OF                              DESCRIPTION, DELIVERY               UNDERLYING FACE          UNREALIZED
CONTRACTS        LONG/SHORT               MONTH, AND YEAR                  AMOUNT AT VALUE         DEPRECIATION
---------------------------------------------------------------------------------------------------------------
    185             Short        S&P 500 Index E-Mini September/2003       $  (9,151,025)           $  (57,241)
     31             Short        Nasdaq 100 September/2003                    (3,964,900)              (76,973)
    560             Short        Nasdaq 100 E-Mini September/2003            (14,324,800)             (211,193)
                                                                                                    ----------
      Total unrealized depreciation                                                                 $ (345,407)
                                                                                                    ==========

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2003:

    CONTRACTS                                                                                     UNREALIZED
   TO DELIVER                     IN EXCHANGE FOR                  DELIVERY DATE                 APPRECIATION
-------------------------------------------------------------------------------------------------------------
EUR   1,213,599                     $ 1,390,299                       08/01/03                      $ 27,306

CURRENCY ABBREVIATION:

EUR    Euro.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY AGGRESSIVE EQUITY FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2003

ASSETS:
Investments in securities, at value (cost $399,616,391)                            $ 440,132,702
Unrealized appreciation on open forward foreign currency contracts                        27,306
Receivable for:
  Investments sold                                                                    15,593,988
  Dividends                                                                              315,308
  Shares of beneficial interest sold                                                      78,978
Prepaid expenses and other assets                                                         47,270
                                                                                   -------------
    TOTAL ASSETS                                                                     456,195,552
                                                                                   -------------
LIABILITIES:
Payable for:
  Investments purchased                                                                4,307,977
  Shares of beneficial interest redeemed                                                 386,030
  Distribution fee                                                                       371,970
  Investment management fee                                                              289,410
  Variation margin                                                                       232,325
Payable to bank                                                                        1,389,847
Accrued expenses and other payables                                                      103,897
                                                                                   -------------
    TOTAL LIABILITIES                                                                  7,081,456
                                                                                   -------------
    NET ASSETS                                                                     $ 449,114,096
                                                                                   =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $ 920,814,257
Net unrealized appreciation                                                           40,172,522
Accumulated net investment loss                                                          (27,306)
Accumulated net realized loss                                                       (511,845,377)
                                                                                   -------------
    NET ASSETS                                                                     $ 449,114,096
                                                                                   =============
CLASS A SHARES:
Net Assets                                                                         $  18,339,725
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              2,378,206
    NET ASSET VALUE PER SHARE                                                      $        7.71
                                                                                   =============
    MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                               $        8.14
                                                                                   =============
CLASS B SHARES:
Net Assets                                                                         $ 387,751,380
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                             52,102,896
    NET ASSET VALUE PER SHARE                                                      $        7.44
                                                                                   =============
CLASS C SHARES:
Net Assets                                                                         $  40,554,943
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              5,443,070
    NET ASSET VALUE PER SHARE                                                      $        7.45
                                                                                   =============
CLASS D SHARES:
Net Assets                                                                         $   2,468,048
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                316,568
    NET ASSET VALUE PER SHARE                                                      $        7.80
                                                                                   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2003

NET INVESTMENT LOSS:
INCOME
Dividends (net of $35,842 foreign withholding tax)                                 $   4,540,204
Interest                                                                                 654,811
                                                                                   -------------
    TOTAL INCOME                                                                       5,195,015
                                                                                   -------------
EXPENSES
Distribution fee (Class A shares)                                                         48,065
Distribution fee (Class B shares)                                                      4,184,778
Distribution fee (Class C shares)                                                        429,215
Investment management fee                                                              3,624,368
Transfer agent fees and expenses                                                       1,601,106
Shareholder reports and notices                                                          127,714
Professional fees                                                                         58,137
Registration fees                                                                         53,511
Custodian fees                                                                            52,221
Trustees' fees and expenses                                                               15,268
Other                                                                                     12,987
                                                                                   -------------
    TOTAL EXPENSES                                                                    10,207,370
                                                                                   -------------
    NET INVESTMENT LOSS                                                               (5,012,355)
                                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                        (52,973,171)
  Futures contracts                                                                      710,061
  Foreign exchange transactions                                                             (199)
                                                                                   -------------
    NET REALIZED LOSS                                                                (52,263,309)
                                                                                   -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                                         60,429,291
  Futures contracts                                                                     (345,407)
  Net translation of other assets and liabilities denominated
   in foreign currencies                                                                   1,004
                                                                                   -------------
    NET APPRECIATION                                                                  60,084,888
                                                                                   -------------
    NET GAIN                                                                           7,821,579
                                                                                   -------------
NET INCREASE                                                                       $   2,809,224
                                                                                   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE YEAR        FOR THE YEAR
                                                                       ENDED               ENDED
                                                                   JULY 31, 2003      JULY 31, 2002
                                                                  ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                               $    (5,012,355)   $    (8,834,458)
Net realized loss                                                     (52,263,309)      (138,241,555)
Net change in unrealized appreciation                                  60,084,888        (40,612,651)
                                                                  ---------------    ---------------

    NET INCREASE (DECREASE)                                             2,809,224       (187,688,664)
                                                                  ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares                                                                 --           (114,705)
Class B shares                                                                 --         (2,747,516)
Class C shares                                                                 --           (266,345)
Class D shares                                                                 --            (14,751)
                                                                  ---------------    ---------------

    TOTAL DISTRIBUTIONS                                                        --         (3,143,317)
                                                                  ---------------    ---------------

Net decrease from transactions in shares of beneficial interest      (120,803,468)      (251,550,782)
                                                                  ---------------    ---------------

    NET DECREASE                                                     (117,994,244)      (442,382,763)

NET ASSETS:
Beginning of period                                                   567,108,340      1,009,491,103
                                                                  ---------------    ---------------

END OF PERIOD
(Including an accumulated net investment loss of $27,306 and
  undistributed net investment income of $4,875, respectively)    $   449,114,096    $   567,108,340
                                                                  ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Aggressive Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund seeks to achieve its objective by primarily investing in equity securities of U.S. or foreign companies that offer the potential for superior earnings growth. The Fund was organized as a Massachusetts business trust on October 29, 1997 and commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $2 billion; and 0.725% to the portion of daily net assets exceeding $2 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $27,086,041 at July 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $15, $1,158,423 and $3,429, respectively and received $29,595 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2003 aggregated $1,179,775,039 and $1,313,388,673, respectively. Included in the aforementioned are purchases and sales of U.S. Government Securities of $15,009,579 and $30,853,734, respectively and purchases and sales with other Morgan Stanley Funds $876,557 and $1,274,714, respectively including a net realized loss of $116,999.

For the year ended July 31, 2003, the Fund incurred brokerage commissions of $304,240 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2003, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $3,806,499.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $12,300.

5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                                     --
Capital loss carryforward*                       $ (487,082,590)
Post-October losses                                 (21,746,710)
Net unrealized appreciation                          37,129,138
                                                 --------------

Total accumulated losses                         $ (471,700,162)
                                                 ==============

*As of July 31, 2003, the Fund had a net capital loss carryforward of $487,082,590 of which $366,027,253 will expire on July 31, 2010 and $121,055,337 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $4,980,373, accumulated net investment loss was credited $4,980,174 and accumulated net realized loss was credited $199.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2003, the Fund had outstanding forward and futures contracts.

7. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                           FOR THE YEAR                          FOR THE YEAR
                                                              ENDED                                 ENDED
                                                           JULY 31, 2003                         JULY 31, 2002
                                                -----------------------------------   -----------------------------------
                                                     SHARES             AMOUNT             SHARES            AMOUNT
                                                ----------------   ----------------   ----------------   ----------------
CLASS A SHARES
Sold                                                     264,713   $      1,930,674            437,368   $      3,925,327
Reinvestment of distributions                                 --                 --             12,178            110,085
Redeemed                                                (799,231)        (5,776,834)        (1,661,067)       (14,617,471)
                                                ----------------   ----------------   ----------------   ----------------
Net decrease -- Class A                                 (534,518)        (3,846,160)        (1,211,521)       (10,582,059)
                                                ----------------   ----------------   ----------------   ----------------
CLASS B SHARES
Sold                                                   3,071,097         21,709,526          4,348,044         37,730,988
Reinvestment of distributions                                 --                 --            292,670          2,584,265
Redeemed                                             (18,434,124)      (129,022,330)       (30,680,709)      (261,807,117)
                                                ----------------   ----------------   ----------------   ----------------
Net decrease -- Class B                              (15,363,027)      (107,312,804)       (26,039,995)      (221,491,864)
                                                ----------------   ----------------   ----------------   ----------------
CLASS C SHARES
Sold                                                     440,521          3,123,524            748,331          6,433,495
Reinvestment of distributions                                 --                 --             28,425            250,995
Redeemed                                              (1,783,133)       (12,566,889)        (2,863,253)       (24,554,200)
                                                ----------------   ----------------   ----------------   ----------------
Net decrease -- Class C                               (1,342,612)        (9,443,365)        (2,086,497)       (17,869,710)
                                                ----------------   ----------------   ----------------   ----------------
CLASS D SHARES
Sold                                                      95,835            713,440            145,241          1,212,179
Reinvestment of distributions                                 --                 --              1,567             14,259
Redeemed                                                (125,309)          (914,579)          (328,990)        (2,833,587)
                                                ----------------   ----------------   ----------------   ----------------
Net decrease -- Class D                                  (29,474)          (201,139)          (182,182)        (1,607,149)
                                                ----------------   ----------------   ----------------   ----------------
Net decrease in Fund                                 (17,269,631)  $   (120,803,468)       (29,520,195)  $   (251,550,782)
                                                ================   ================   ================   ================

MORGAN STANLEY AGGRESSIVE EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                             FOR THE PERIOD
                                                                FOR THE YEAR ENDED JULY 31                 FEBRUARY 24, 1999*
                                              -----------------------------------------------------------       THROUGH
                                                 2003            2002             2001            2000       JULY 31, 1999
                                              -----------     -----------     -----------     -----------  ------------------
Class A Shares

Selected Per Share Data:
Net asset value, beginning of period          $      7.51     $      9.62     $     15.24     $     10.87     $     10.00
                                              -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
 Net investment loss++                              (0.02)          (0.03)              -           (0.08)          (0.01)
 Net realized and unrealized gain (loss)             0.22           (2.05)          (3.90)           4.45            0.88
                                              -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                          0.20           (2.08)          (3.90)           4.37            0.87
                                              -----------     -----------     -----------     -----------     -----------

Less distributions from net realized gains              -           (0.03)          (1.72)              -               -
                                              -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                $      7.71     $      7.51     $      9.62     $     15.24     $     10.87
                                              ===========     ===========     ===========     ===========     ===========

Total Return+                                        2.66%         (21.65)%        (28.31)%         40.20%           8.70%(1)

Ratios to Average Net Assets(3):
Expenses                                             1.40%           1.29%           1.16%           1.18%           1.31%(2)
Net investment loss                                 (0.32)%         (0.39)%         (0.03)%         (0.55)%         (0.16)%(2)

Supplemental Data:
Net assets, end of period, in thousands       $    18,340     $    21,888     $    39,662     $    67,267     $    32,165
Portfolio turnover rate                               263%            325%            399%            432%            177%(1)

----------
*   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                             FOR THE PERIOD
                                                                FOR THE YEAR ENDED JULY 31                 FEBRUARY 24, 1999*
                                              -----------------------------------------------------------       THROUGH
                                                 2003            2002             2001            2000       JULY 31, 1999
                                              -----------     -----------     -----------     -----------  ------------------
Class B Shares

Selected Per Share Data:
Net asset value, beginning of
 period                                       $      7.31     $      9.42     $     15.08     $     10.84     $     10.00
                                              -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment loss++                             (0.08)          (0.10)          (0.10)          (0.19)          (0.04)
  Net realized and unrealized
   gain (loss)                                       0.21           (1.98)          (3.84)           4.43            0.88
                                              -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                          0.13           (2.08)          (3.94)           4.24            0.84
                                              -----------     -----------     -----------     -----------     -----------

Less distributions from net
 realized gains                                         -           (0.03)          (1.72)              -               -
                                              -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                $      7.44     $      7.31     $      9.42     $     15.08     $     10.84
                                              ===========     ===========     ===========     ===========     ===========

Total Return+                                        1.78%         (22.11)%        (28.93)%         39.11%           8.40%(1)

Ratios to Average Net Assets(3):
Expenses                                             2.15%           2.05%           1.94%           1.93%           2.06%(2)
Net investment loss                                 (1.07)%         (1.15)%         (0.81)%         (1.30)%         (0.91)%(2)

Supplemental Data:
Net assets, end of period,
 in thousands                                 $   387,751     $   492,959     $   881,115     $ 1,364,482     $   665,848
Portfolio turnover rate                               263%            325%            399%            432%            177%(1)

----------
*   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                             FOR THE PERIOD
                                                                FOR THE YEAR ENDED JULY 31                 FEBRUARY 24, 1999*
                                              -----------------------------------------------------------       THROUGH
                                                 2003            2002             2001            2000       JULY 31, 1999
                                              -----------     -----------     -----------     -----------  ------------------
Class C Shares

Selected Per Share Data:
Net asset value, beginning of period          $      7.32     $      9.42     $     15.08     $     10.84     $     10.00
                                              -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
 Net investment loss++                              (0.08)          (0.09)          (0.10)          (0.19)          (0.04)
 Net realized and unrealized gain (loss)             0.21           (1.98)          (3.84)           4.43            0.88
                                              -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                          0.13           (2.07)          (3.94)           4.24            0.84
                                              -----------     -----------     -----------     -----------     -----------

Less distributions from net realized gains              -           (0.03)          (1.72)              -               -
                                              -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                $      7.45     $      7.32     $      9.42     $     15.08     $     10.84
                                              ===========     ===========     ===========     ===========     ===========

Total Return+                                        1.78%         (22.00)%        (28.93)%         39.11%           8.40%(1)

Ratios to Average Net Assets(3):
Expenses                                             2.15%           1.93%           1.94%           1.93%           2.06%(2)
Net investment loss                                 (1.07)%         (1.03)%         (0.81)%         (1.30)%         (0.91)%(2)

Supplemental Data:
Net assets, end of period, in thousands       $    40,555     $    49,639     $    83,603     $   127,180     $    64,053
Portfolio turnover rate                               263%            325%            399%            432%            177%(1)

----------
*   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                             FOR THE PERIOD
                                                                FOR THE YEAR ENDED JULY 31                 FEBRUARY 24, 1999*
                                              -----------------------------------------------------------       THROUGH
                                                 2003            2002             2001            2000       JULY 31, 1999
                                              -----------     -----------     -----------     -----------  ------------------
Class D Shares

Selected Per Share Data:
Net asset value, beginning of period          $      7.58     $      9.68     $     15.30     $     10.89     $     10.00
                                              -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
 Net investment income (loss)++                     (0.01)          (0.01)           0.02           (0.06)              -
 Net realized and unrealized gain (loss)             0.23           (2.06)          (3.92)           4.47            0.89
                                              -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                          0.22           (2.07)          (3.90)           4.41            0.89
                                              -----------     -----------     -----------     -----------     -----------

Less distributions from net realized gains              -           (0.03)          (1.72)              -               -
                                              -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                $      7.80     $      7.58     $      9.68     $     15.30     $     10.89
                                              ===========     ===========     ===========     ===========     ===========

Total Return+                                        2.90%         (21.33)%        (28.26)%         40.50%           8.90%(1)

Ratios to Average Net Assets(3):
Expenses                                             1.15%           1.05%           0.94%           0.93%           1.06%(2)
Net investment income (loss)                        (0.07)%         (0.15)%          0.19%          (0.30)%          0.09%(2)

Supplemental Data:
Net assets, end of period, in thousands       $     2,468     $     2,622     $     5,111     $     4,581     $       316
Portfolio turnover rate                               263%            325%            399%            432%            177%(1)

----------
*   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY AGGRESSIVE EQUITY FUND
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Aggressive Equity Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Aggressive Equity Fund (the "Fund"), including the portfolio of investments, as of July 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Aggressive Equity Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 10, 2003

MORGAN STANLEY AGGRESSIVE EQUITY FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                           TERM OF
                           POSITION(S)    OFFICE AND
NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF
  INDEPENDENT TRUSTEE      REGISTRANT    TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------  -----------   -------------  -----------------------------------------------------------
Michael Bozic (62)         Trustee       Since April    Retired; Director or Trustee of the Retail Funds and TCW/DW
c/o Mayer, Brown, Rowe &                 1994           Term Trust 2003 (since April 1994) and the Institutional
Maw LLP                                                 Funds (since July 2003); formerly Vice Chairman of Kmart
Counsel to the                                          Corporation (December 1998-October 2000), Chairman and
Independent Directors                                   Chief Executive Officer of Levitz Furniture Corporation
1675 Broadway                                           (November 1995-November 1998) and President and Chief
New York, NY                                            Executive Officer of Hills Department Stores (May 1991-July
                                                        1995); formerly variously Chairman, Chief Executive
                                                        Officer, President and Chief Operating Officer (1987-1991)
                                                        of the Sears Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (70)         Trustee       Since January  Director or Trustee of the Retail Funds and TCW/DW Term
c/o Summit Ventures LLC                  1993           Trust 2003 (since January 1993) and the Institutional Funds
1 Utah Center                                           (since July 2003); member of the Utah Regional Advisory
201 S. Main Street                                      Board of Pacific Corp.; formerly United States Senator
Salt Lake City, UT                                      (R-Utah) (1974-1992) and Chairman, Senate Banking Committee
                                                        (1980-1986), Mayor of Salt Lake City, Utah (1971-1974),
                                                        Astronaut, Space Shuttle Discovery (April 12-19, 1985), and
                                                        Vice Chairman, Huntsman Corporation (chemical company).

Wayne E. Hedien (69)       Trustee       Since          Retired; Director or Trustee of the Retail Funds and TCW/DW
c/o Mayer, Brown, Rowe &                 September      Term Trust 2003; (Since September 1997) and the
Maw LLP                                  1997           Institutional Funds (since July 2003); formerly associated
Counsel to the                                          with the Allstate Companies (1966-1994), most recently as
Independent Directors                                   Chairman of The Allstate Corporation (March 1993-December
1675 Broadway                                           1994) and Chairman and Chief Executive Officer of its
New York, NY                                            wholly-owned subsidiary, Allstate Insurance Company (July
                                                        1989-December 1994).

                             NUMBER OF
                            PORTFOLIOS
                              IN FUND
                              COMPLEX
NAME, AGE AND ADDRESS OF     OVERSEEN
  INDEPENDENT TRUSTEE      BY TRUSTEE***       OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -------------   --------------------------------------------
Michael Bozic (62)         216             Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe &
Maw LLP
Counsel to the
Independent Directors
1675 Broadway
New York, NY

Edwin J. Garn (70)         216             Director of Franklin Covey (time management
c/o Summit Ventures LLC                    systems), BMW Bank of North America, Inc.
1 Utah Center                              (industrial loan corporation), United Space
201 S. Main Street                         Alliance (joint venture between Lockheed
Salt Lake City, UT                         Martin and the Boeing Company) and Nuskin
                                           Asia Pacific (multilevel marketing); member
                                           of the board of various civic and charitable
                                           organizations.

Wayne E. Hedien (69)       216             Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe &                   mortgage insurance); Trustee and Vice
Maw LLP                                    Chairman of The Field Museum of Natural
Counsel to the                             History; director of various other business
Independent Directors                      and charitable organizations.
1675 Broadway
New York, NY

                                           TERM OF
                           POSITION(S)    OFFICE AND
NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF
  INDEPENDENT TRUSTEE      REGISTRANT    TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------  -----------   -------------  -----------------------------------------------------------
Dr. Manuel H. Johnson (54) Trustee       Since July     Chairman of the Audit Committee and Director or Trustee of
c/o Johnson Smick                        1991           the Retail Funds and TCW/DW Term Trust 2003 (since July
International, Inc.                                     1991) and the Institutional Funds (since July 2003); Senior
2099 Pennsylvania Avenue,                               Partner, Johnson Smick International, Inc., a consulting
N.W.                                                    firm; Co-Chairman and a founder of the Group of Seven
Suite 950                                               Council (G7C), an international economic commission;
Washington, D.C.                                        formerly Vice Chairman of the Board of Governors of the
                                                        Federal Reserve System and Assistant Secretary of the U.S.
                                                        Treasury.

Joseph J. Kearns (60)      Trustee       Since July     Deputy Chairman of the Audit Committee and Director or
PMB754 23852                             2003           Trustee of the Retail Funds and TCW/DW Term Trust 2003
Pacific Coast Highway                                   (since July 2003) and the Institutional Funds (since August
Malibu, CA                                              1994); previously Chairman of the Audit Committee of the
                                                        Institutional Funds (October 2001-July 2003); President,
                                                        Kearns & Associates LLC (investment consulting); formerly
                                                        CFO of the J. Paul Getty Trust.

Michael E. Nugent (67)     Trustee       Since July     Chairman of the Insurance Committee and Director or Trustee
c/o Triumph Capital, L.P.                1991           of the Retail Funds and TCW/DW Term Trust 2003 (since July
445 Park Avenue                                         1991) and the Institutional Funds (since July 2001);
New York, NY                                            General Partner of Triumph Capital, L.P., a private
                                                        investment partnership; formerly Vice President, Bankers
                                                        Trust Company and BT Capital Corporation (1984-1988).

Fergus Reid (70)           Trustee       Since July     Chairman of the Governance Committee and Director or
85 Charles Colman Blvd.                  2003           Trustee of the Retail Funds and TCW/DW Term Trust 2003
Pawling, NY                                             (since July 2003) and the Institutional Funds (since June
                                                        1992); Chairman of Lumelite Plastics Corporation.

                             NUMBER OF
                            PORTFOLIOS
                              IN FUND
                              COMPLEX
NAME, AGE AND ADDRESS OF     OVERSEEN
  INDEPENDENT TRUSTEE      BY TRUSTEE***       OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -------------   --------------------------------------------
Dr. Manuel H. Johnson (54) 216             Director of NVR, Inc. (home construction);
c/o Johnson Smick                          Chairman and Trustee of the Financial
International, Inc.                        Accounting Foundation (oversight
2099 Pennsylvania Avenue,                  organization of the Financial Accounting
N.W.                                       Standards Board); Director of RBS Greenwich
Suite 950                                  Capital Holdings (financial holding
Washington, D.C.                           company).

Joseph J. Kearns (60)      217             Director of Electro Rent Corporation
PMB754 23852                               (equipment leasing), The Ford Family
Pacific Coast Highway                      Foundation, and the UCLA Foundation.
Malibu, CA

Michael E. Nugent (67)     216             Director of various business organizations.
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY

Fergus Reid (70)           217             Trustee and Director of certain investment
85 Charles Colman Blvd.                    companies in the JPMorgan Funds complex
Pawling, NY                                managed by JP Morgan Investment Management
                                           Inc.

INTERESTED TRUSTEES:

                                           TERM OF
                           POSITION(S)    OFFICE AND
NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF
  INTERESTED TRUSTEE       REGISTRANT    TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------  -----------   -------------  -----------------------------------------------------------
Charles A. Fiumefreddo     Chairman of   Since July     Chairman and Director or Trustee of the Retail Funds and
(70)                       the Board     1991           TCW/DW Term Trust 2003 (since July 1991) and the
c/o Morgan Stanley Trust   and Trustee                  Institutional Funds (since July 2003); formerly Chief
Harborside Financial                                    Executive Officer of the Retail Funds and the TCW/DW Term
Center,                                                 Trust 2003 (until September 2002).
Plaza Two,
Jersey City, NJ

James F. Higgins (55)      Trustee       Since June     Director or Trustee of the Retail Funds and TCW/DW Term
c/o Morgan Stanley Trust                 2000           Trust 2003 (since June 2000) and the Institutional Funds
Harborside Financial                                    (since July 2003); Senior Advisor of Morgan Stanley (since
Center,                                                 August 2000); Director of the Distributor and Dean Witter
Plaza Two,                                              Realty Inc.; previously President and Chief Operating
Jersey City, NJ                                         Officer of the Private Client Group of Morgan Stanley (May
                                                        1999-August 2000), and President and Chief Operating
                                                        Officer of Individual Securities of Morgan Stanley
                                                        (February 1997-May 1999).

Philip J. Purcell (59)     Trustee       Since April    Director or Trustee of the Retail Funds and TCW/DW Term
1585 Broadway                            1994           Trust 2003 (since April 1994) and the Institutional Funds
New York, NY                                            (since July 2003); Chairman of the Board of Directors and
                                                        Chief Executive Officer of Morgan Stanley and Morgan
                                                        Stanley DW Inc.; Director of the Distributor; Chairman of
                                                        the Board of Directors and Chief Executive Officer of Novus
                                                        Credit Services Inc.; Director and/or officer of various
                                                        Morgan Stanley subsidiaries.

                             NUMBER OF
                            PORTFOLIOS
                              IN FUND
                              COMPLEX
NAME, AGE AND ADDRESS OF     OVERSEEN
  INTERESTED TRUSTEE       BY TRUSTEE***       OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -------------   --------------------------------------------
Charles A. Fiumefreddo     216             None
(70)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (55)      216             Director of AXA Financial, Inc. and The
c/o Morgan Stanley Trust                   Equitable Life Assurance Society of the
Harborside Financial                       United States (financial services).
Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)     216             Director of American Airlines, Inc. and its
1585 Broadway                              parent company, AMR Corporation.
New York, NY

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                               TERM OF
                            POSITION(S)       OFFICE AND
NAME, AGE AND ADDRESS OF     HELD WITH        LENGTH OF
   EXECUTIVE OFFICER        REGISTRANT       TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------    -----------      ------------     -----------------------------------------------------------------
Mitchell M. Merin (49)      President        Since May        President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the                           1999             Investment Management Inc.; President, Director and Chief
Americas                                                      Executive Officer of the Investment Manager and Morgan Stanley
New York, NY                                                  Services; Chairman, Chief Executive Officer and Director of the
                                                              Distributor; Chairman and Director of the Transfer Agent;
                                                              Director of various Morgan Stanley subsidiaries; President
                                                              Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the
                                                              Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee
                                                              (since July 2003) and President (since December 2002) of the Van
                                                              Kampen Closed-End Funds; Trustee (since May 1999) and President
                                                              (since October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)      Executive        Since April      Chief Global Operations Officer and Managing Director of Morgan
1221 Avenue of the          Vice             2003             Stanley Investment Management Inc.; Managing Director of Morgan
Americas                    President and                     Stanley & Co. Incorporated; Managing Director of Morgan Stanley;
New York, NY                Principal                         Managing Director, Chief Administrative Officer and Director of
                            Executive                         the Investment Manager and Morgan Stanley Services; Chief
                            Officer                           Executive Officer and Director of the Transfer Agent; Executive
                                                              Vice President and Principal Executive Officer of the
                                                              Institutional Funds (since July 2003); and the TCW/DW Term Trust
                                                              2003 (since April 2003); previously President of the
                                                              Institutional Funds (March 2001-July 2003) and Director of the
                                                              Institutional Funds (March 2001-July 2003).

Barry Fink (48)             Vice President,  Since February   General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the          and General      1997             December 2000) of Morgan Stanley Investment Management; Managing
Americas                    Counsel                           Director (since December 2000), Secretary (since February 1997)
New York, NY                                                  and Director (since July 1998) of the Investment Manager and
                                                              Morgan Stanley Services; Assistant Secretary of Morgan Stanley
                                                              DW; Chief Legal Officer of Morgan Stanley Investments LP (since
                                                              July 2002); Vice President of the Institutional Funds (since
                                                              July 2003); Vice President and Secretary of the Distributor;
                                                              previously Secretary of the Retail Funds (February 1997-July 2003);
                                                              previously Vice President and Assistant General Counsel of the
                                                              Investment Manager and Morgan Stanley Services (February 1997-
                                                              December 2001).

Joseph J. McAlinden (60)    Vice President   Since July       Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the                           1995             Manager, Morgan Stanley Investment Management Inc. and Morgan
Americas                                                      Stanley Investments LP; Director of the Transfer Agent, Chief
New York, NY                                                  Investment Officer of the Van Kampen Funds; Vice President of
                                                              the Institutional Funds (since July 2003) and the Retail Funds
                                                              (since July 1995).

Stefanie V. Chang (36)      Vice President   Since July       Executive Director of Morgan Stanley & Co. and Morgan Stanley
1221 Avenue of the                           2003             Investment Management Inc. and Vice President of the
Americas                                                      Institutional Funds (since December 1997) and the Retail Funds
New York, NY                                                  (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

                                                 TERM OF
                              POSITION(S)       OFFICE AND
 NAME, AGE AND ADDRESS OF      HELD WITH        LENGTH OF
    EXECUTIVE OFFICER         REGISTRANT       TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------      ------------     ------------   -----------------------------------------------------------------
Francis Smith (37)           Treasurer       Treasurer since  Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust     and Chief       July 2003 and    Stanley Services (since December 2001); previously Vice
Harborside Financial         Financial       Chief Financial  President of the Retail Funds (September 2002-July 2003);
Center,                      Officer         Officer since    previously Vice President of the Investment Manager and Morgan
Plaza Two,                                   September 2002   Stanley Services (August 2000-November 2001) and Senior Manager
Jersey City, NJ                                               at PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (57)        Vice            Since July 2003  Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust     President                        Treasurer of the Investment Manager, the Distributor and
Harborside Financial                                          Morgan Stanley Services; previously Treasurer of the Retail
Center,                                                       Funds (April 1989-July 2003); formerly First Vice President of
Plaza Two,                                                    the Investment Manager, the Distributor and Morgan Stanley
Jersey City, NJ                                               Services.

Mary E. Mullin (36)          Secretary       Since July 2003  Vice President of Morgan Stanley & Co. Incorporated and Morgan
1221 Avenue of the                                            Stanley Investment Management Inc.; Secretary of the
Americas                                                      Institutional Funds (since June 1999) and the Retail Funds
New York, NY                                                  (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate,
                                                              Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley


[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                                  MORGAN STANLEY
                                                               AGGRESSIVE EQUITY
                                                                            FUND


                                                                   ANNUAL REPORT
                                                                   JULY 31, 2003


[MORGAN STANLEY LOGO]

                                                       36052RPT-12118I03-AP-9/03

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)  Not applicable.

(f)

     (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)    Not applicable.

     (3)    Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Aggressive Equity Fund
Ronald E. Robison
Principal Executive Officer
September 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
September 22, 2003

Francis Smith
Principal Financial Officer
September 22, 2003